Long-term debt	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Long-term debt

11	Long-term debt

	2018	2017
	$	$
Atlantic Canada Opportunities Agency (“ACOA”) Atlantic Innovation Fund interest-free loan with a maximum contribution of $3,786. Annual repayments, commencing December 1, 2008, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than $5,000 and 5% when gross revenues are greater than $5,000. As at December 31, 2018, the amount drawn down on the loan, net of repayments, is $3,744 (2017 - $3,747).	1,202	758

ACOA Atlantic Innovation Fund interest-free loan with a maximum contribution of $3,000. Annual repayments, commencing December 1, 2011, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than $5,000 and 5% when gross revenues are greater than $5,000. As at December 31, 2018, the amount drawn down on the loan is $2,995 (2017 - $2,997).	1,034	651

ACOA Business Development Program, interest-free loan with a maximum contribution of $395, repayable in monthly payments beginning October 2015 of $3 until October 2017 and $6 until September 2022. As at December 31, 2018, the amount drawn down on the loan, net of repayments, is $251 (2017 - $318).	238	294

ACOA Atlantic Innovation Fund interest-free loan with a maximum contribution of $2,944, annual repayments commencing September 1, 2014, are calculated as a percentage of gross revenue from specific product(s) for the preceding fiscal year, at 5% for the first 5 year period and 10%, thereafter. As at December 31, 2018, the amount drawn down on the loan is $2,944 (2017 - $2,944).	957	733

TNC 120-140 Eileen Stubbs Ltd. (the “Landlord”) loan, with a maximum contribution of $300,000, bearing interest a t 8% annum, is repayable in monthly payments beginning upon receipt of the final installment of the loan until May 31, 2028. The loan is made available in three equal installments based on the Corporation meeting certain milestones. As at December 31, 2018, the amount drawn down on the loan is $300 (2017 - $ nil).	300	–

Province of Nova Scotia “The Province” secured loan with a maximum contribution of $5,000, interest bearing at a rate equal to the Province’s cost of funds plus 1%, compounded semi-annually and payable monthly. The loan is made available in four equal installments based on the Corporation meeting certain milestones, and is repayable on the seventh anniversary date of the first disbursement. The Corporation and its subsidiary have provided a general security agreement granting a first security interest in favour of the Province of Nova Scotia in and to all the assets of the Corporation and its subsidiary, including the intellectual property. As at December 31, 2018, the amount drawn down on the loan is $5,000 (2017 - $5,000).

	4,419	4,101
	8,150	6,537
Less: Current portion	81	61
	8,069	6,476

Total contributions received, less amounts that have been repaid as at December 31, 2018, is $15,234 (2017 -$15,007).

Certain ACOA loans and the Province loan require approval by ACOA or the Minister for the Province before the Corporation can pay management fees, bonuses, dividends or other distributions, or before there is any change of ownership of the Corporation. The Province loan requires the Corporation to obtain the written consent of the Province prior to the sale, disposal or abandonment of possession of the intellectual property of the Corporation or its subsidiary. If during the term of the Province loan, the head office, research and development facilities, or production facilities of the Corporation are moved from the Province, the Corporation is required to repay 40% of the outstanding principal of the loan.

In August 2017, the Corporation received a two-year extension of the maturity of the Province loan. The original maturity date of the loan was August 9, 2018 and is now August 9, 2020. The annual interest rate remains at the Province's cost of funds plus 1 per cent.

The Province loan requires certain early repayments if the Corporation’s subsidiary, or the Corporation on a consolidated basis, has cash flow from operations in excess of $1,500,000. The Province loan also requires repayment of the loan under certain circumstances, such as changes of control, sale or liquidation of the Corporation or the sale of substantially all of the assets of the Corporation.

The minimum annual principal repayments of long-term debt over the next five years, excluding the Atlantic Innovation Fund repayments for 2019 and beyond which are not determinable at this time, are as follows:

		$

Year ending December 31,	2019	81
	2020	4,286
	2021	90
	2022	78
	2023	31

		2018	2017
		$	$
	Balance – Beginning of year	6,537	6,149
	Borrowings, net of $nil (2017 - $nil) allocated to government assistance	300	–
	Accreted interest	1,385	966
	Revaluation of long-term debt	–	(506)
	Repayment of debt	(72)	(72)
	Balance – End of year	8,150	6,537
	Less: Current portion	81	61
Non-current portion		8,069	6,476

The Corporation is in compliance with its debt covenants.